BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION
The exchange rates used for the translation of currencies

	2017	2016	2015
Average rates
Sterling	1.29	1.35	1.53
Euro	1.13	1.11	1.11
Swiss Franc	1.02	1.02	1.04
Year end rates
Sterling	1.35	1.23	1.48
Euro	1.20	1.05	1.09
Swiss Franc	1.02	0.98	1.00